INCOME TAXES - Summary of differences between Company effective tax rate and statutory federal rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed "expected" expense (benefit)	$ (1,770,839)	$ (610,053)
State tax expense (benefit), net of federal effect	(151,786)	(52,290)
Amortization/impairment of acquisition related assets	(5,002)	(5,002)
Stock based compensation	675,565	35,657
(Gain) loss on change in fair value of warrants	(19,547)	(9,500)
Other permanent differences	9,646	4,461
Increase in valuation allowance	$ 1,261,963	$ 636,727
Income tax expense (benefit)